UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2013 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 27, 2013

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: December 27, 2013

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2013

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 20.88% of Total Net Assets
592,598 Troy Oz.	Gold bullion (a)	$784,363,071
1,080,000 Coins	One-ounce gold coins (a)	1,461,105,000

	Total Gold Assets (identified cost $2,015,567,344)	$2,245,468,071

	SILVER ASSETS — 5.17% of Total Net Assets
24,996,639 Troy Oz.	Silver bullion (a)	$550,289,914
379 Bags	Silver coins (a)	5,937,975

	Total Silver Assets (identified cost $519,695,618)	$556,227,889

Principal Amount
	SWISS FRANC ASSETS — 9.51% of Total Net Assets
CHF 258,030,449	Swiss franc deposits (a)	$284,943,348

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$116,939,981
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	126,961,515
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	123,604,439
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	126,321,021
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	122,566,396
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	120,926,509

	Total Swiss Confederation bonds	$737,319,861

	Total Swiss Franc Assets (identified cost $913,239,227)	$1,022,263,209

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
	NATURAL RESOURCE COMPANIES — 16.38% of Total Net Assets

	NATURAL RESOURCES — 9.03% of Total Net Assets
700,000	Apache Corporation	$62,160,000
2,000,000	BHP Billiton, Ltd. (b)	141,380,000
1,500,000	BP, p.l.c. (b)	69,750,000
3,000,000	Cameco Corporation	57,000,000
600,000	Canadian Natural Resources Ltd.	19,050,000
500,000	Chevron Corporation	59,980,000
800,000	ConocoPhillips	58,640,000
900,000	Devon Energy Corporation	56,898,000
500,000	EPL Oil & Gas, Inc. (a)	15,940,000
600,000	Exxon Mobil Corporation	53,772,000
5,000,000	Freeport-McMoRan Copper & Gold, Inc.	183,800,000
1,500,000	Halcon Resources Corporation (a)	7,770,000
3,500,000	Peabody Energy Corporation	68,180,000
1,500,000	Rio Tinto p.l.c (b)	76,050,000
2,500,000	Vale S.A. (b)	40,025,000

		$970,395,000

1	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.35% of Total Net Assets
1,000,000	Alexander & Baldwin, Inc. (a)	$37,000,000
400,000	AvalonBay Communities, Inc.	50,020,000
500,000	Boston Properties, Inc.	51,750,000
1,000,000	BRE Properties, Inc. Class A	54,610,000
2,000,000	Corporate Office Properties Trust	49,200,000
1,000,000	Digital Realty Trust, Inc.	47,660,000
3,000,000	Duke Realty Corporation	49,710,000
1,800,000	Equity One, Inc.	43,398,000
500,000	Federal Realty Investment Trust	51,800,000
2,000,000	Kimco Realty Corporation	42,960,000
1,500,000	Prologis, Inc.	59,925,000
250,000	Texas Pacific Land Trust	22,400,000
2,000,000	UDR, Inc.	49,620,000
200,000	Urstadt Biddle Properties, Inc.	3,300,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,870,000
600,000	Vornado Realty Trust	53,436,000
2,000,000	Washington Real Estate Investment Trust	52,420,000
2,000,000	Weyerhaeuser Company	60,800,000

		$789,879,000

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $1,717,146,898)	$1,760,274,000

	AGGRESSIVE GROWTH STOCKS — 16.51% of Total Net Assets

	AEROSPACE — .37% of Total Net Assets
300,000	Lockheed Martin Corporation	$40,002,000

		$40,002,000
	CHEMICALS — 1.24% of Total Net Assets
500,000	Air Products & Chemicals, Inc.	$54,505,000
1,705,000	Chemtura Corporation (a)	41,772,500
800,000	Mosaic Company	36,680,000

		$132,957,500
	COMMUNICATIONS EQUIPMENT — .82% of Total Net Assets
2,500,000	Juniper Networks, Inc. (a)	$46,600,000
600,000	Qualcomm, Inc.	41,682,000

		$88,282,000
	COMPUTER SOFTWARE & SERVICES — .80% of Total Net Assets
1,300,000	Autodesk, Inc. (a)	$51,883,000
1,500,000	Symantec Corporation	34,110,000

		$85,993,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .34% of Total Net Assets
2,500,000	Sanmina Corporation (a)	$36,400,000

		$36,400,000
	ENERGY SERVICES & PROCESSING — 1.45% of Total Net Assets
800,000	Baker Hughes, Inc.	$46,472,000
1,200,000	HollyFrontier Corporation	55,272,000
3,000,000	Parker Drilling Company (a)	21,600,000
500,000	Phillips 66	32,215,000

		$155,559,000

Continued on following page.	2

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Number of Shares		Market Value

	ENGINEERING & CONSTRUCTION — .79% of Total Net Assets
600,000	Fluor Corporation	$44,532,000
1,000,000	Ryland Group, Inc.	40,200,000

		$84,732,000
	ENTERTAINMENT & LEISURE — 3.17% of Total Net Assets
700,000	CBS Corporation Class A	$41,377,000
600,000	Disney (Walt) Company	41,154,000
2,500,000	Facebook, Inc. Class A (a)	125,650,000
600,000	Viacom, Inc. Class A	50,130,000
500,000	Wynn Resorts, Ltd.	83,125,000

		$341,436,000
	FINANCIAL SERVICES — 2.09% of Total Net Assets
1,500,000	Bank of New York Mellon Corporation	$47,700,000
4,000,000	Janus Capital Group, Inc.	39,480,000
1,500,000	Morgan Stanley	43,095,000
2,000,000	Schwab (Charles) Corporation	45,300,000
700,000	State Street Corporation	49,049,000

		$224,624,000
	MANUFACTURING — 2.12% of Total Net Assets
700,000	Agilent Technologies, Inc.	$35,532,000
700,000	Harley-Davidson, Inc.	44,828,000
500,000	Illinois Tool Works, Inc.	39,395,000
400,000	IPG Photonics Corporation (a)	26,508,000
800,000	Mattel, Inc.	35,496,000
400,000	Parker-Hannifin Corporation	46,688,000

		$228,447,000
	MATERIALS — .38% of Total Net Assets
800,000	Nucor Corporation	$41,416,000

		$41,416,000
	PHARMACEUTICALS — 1.31% of Total Net Assets
400,000	Amgen, Inc.	$46,400,000
300,000	Celgene Corporation (a)	44,547,000
700,000	Gilead Sciences, Inc. (a)	49,693,000

		$140,640,000
	RETAIL — .67% of Total Net Assets
300,000	Costco Wholesale Corporation	$35,400,000
700,000	Williams-Sonoma, Inc.	36,708,000

		$72,108,000
	TRANSPORTATION — .96% of Total Net Assets
300,000	FedEx Corporation	$39,300,000
300,000	Kansas City Southern	36,456,000
1,000,000	Matson, Inc.	27,090,000

		$102,846,000

	Total Aggressive Growth Stocks (identified cost $1,210,632,190)	$1,775,442,500

3	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 28.21% of Total Net Assets

	CORPORATE BONDS — 9.79% of Total Net Assets

	AEROSPACE — .08% of Total Net Assets
$8,200,000	4.750% Rockwell Collins, Inc., 12-01-13	$8,225,327

		$8,225,327
	BEVERAGES — .62% of Total Net Assets
65,000,000	6.950% Bottling Group, LLC (PepsiCo, Inc.), 03-15-14	$66,553,781

		$66,553,781
	COMMUNICATIONS EQUIPMENT — .84% of Total Net Assets
90,000,000	1.625% Cisco Systems, Inc., 03-14-14	$90,486,393

		$90,486,393
	COMPUTER SOFTWARE & SERVICES — 1.35% of Total Net Assets
67,500,000	.875% International Business Machines Corporation, 10-31-14	$67,935,804
75,000,000	3.750% Oracle Corporation, 07-08-14	76,801,851

		$144,737,655
	CONSUMER PRODUCTS — .11% of Total Net Assets
11,660,000	.600% Colgate-Palmolive Company, 11-15-14	$11,700,760

		$11,700,760
	ENTERTAINMENT & LEISURE — .18% of Total Net Assets
19,500,000	.875% Disney (Walt) Company, 12-01-14	$19,629,534

		$19,629,534
	FINANCIAL SERVICES — 3.92% of Total Net Assets
30,000,000	.508% Bank of New York Mellon Corporation, 07-28-14 (c)	$30,044,085
40,090,000	3.500% Blackrock, Inc., 12-10-14	41,460,767
82,500,000	6.125% Caterpillar Financial Services Corporation, 02-17-14	83,858,736
50,000,000	2.150% General Electric Capital Corporation, 01-09-15	51,027,463
84,000,000	4.650% JPMorgan Chase & Company, 06-01-14	86,063,184
25,000,000	4.300% State Street Corporation, 05-30-14	25,578,779
25,000,000	4.150% TD Ameritrade Holding Company, 12-01-14	25,933,543
75,000,000	5.250% Wachovia Corporation (Wells Fargo & Company), 08-01-14	77,612,644

		$421,579,201
	HEALTHCARE — .16% of Total Net Assets
17,500,000	4.000% Baxter International, Inc., 03-01-14	$17,691,009

		$17,691,009
	INSURANCE— .55% of Total Net Assets
13,988,000	3.200% Berkshire Hathaway Finance Corporation, 02-11-15	$14,505,115
25,000,000	4.750% Prudential Financial, Inc., 04-01-14	25,431,134
18,085,000	4.750% Prudential Financial, Inc., 09-17-15	19,404,304

		$59,340,553
	MANUFACTURING — .34% of Total Net Assets
11,000,000	.950% Caterpillar, Inc., 06-26-15	$11,069,236
25,000,000	6.875% PACCAR, Inc., 02-15-14	25,464,273

		$36,533,509
	NATURAL RESOURCES — .28% of Total Net Assets
30,000,000	1.450% Occidental Petroleum Corporation, 12-13-13	$30,040,987

		$30,040,987

Continued on following page.	4

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Principal Amount		Market Value

	PHARMACEUTICALS — 1.05% of Total Net Assets
$50,000,000	1.875% Amgen, Inc., 11-15-14	$50,665,513
62,500,000	5.300% Schering-Plough Corporation (Merck & Company), 12-01-13	62,741,873

		$113,407,386
	RETAIL — .07% of Total Net Assets
7,140,000	4.200% TJX Companies, Inc., 08-15-15	$7,595,875

		$7,595,875
	TOBACCO — .19% of Total Net Assets
20,000,000	.312% Philip Morris International, Inc., 02-26-15 (c)	$20,012,061

		$20,012,061
	UTILITIES — .05% of Total Net Assets
5,467,000	.550% Alabama Power Company, 10-15-15	$5,462,353

		$5,462,353

		$1,052,996,384

	UNITED STATES TREASURY SECURITIES — 18.42% of Total Net Assets
150,000,000	United States Treasury bond strips (Principal only) 1.367%, 11-15-18 (d)	$140,044,863
150,000,000	United States Treasury bond strips (Principal only) 1.918%, 08-15-20 (d)	131,764,335
150,000,000	United States Treasury bonds 7.250%, 05-15-16	175,890,662
150,000,000	United States Treasury bonds 6.250%, 08-15-23	199,538,547
150,000,000	United States Treasury bonds 6.000%, 02-15-26	199,546,146
150,000,000	United States Treasury bonds 5.250%, 11-15-28	188,908,690
150,000,000	United States Treasury notes 2.375%, 10-31-14	153,335,721
150,000,000	United States Treasury notes 4.250%, 11-15-14	156,383,025
150,000,000	United States Treasury notes 1.250%, 09-30-15	152,733,206
150,000,000	United States Treasury notes 2.625%, 02-29-16	157,794,695
150,000,000	United States Treasury notes 2.250%, 11-30-17	157,398,181
150,000,000	United States Treasury notes 3.625%, 08-15-19	167,178,261

		$1,980,516,332

	Total Dollar Assets (identified cost $2,924,190,070)	$3,033,512,716

	Total Portfolio — 96.66% of total net assets (identified cost $9,300,471,347) (e)	$10,393,188,385
	Other assets, less liabilities (3.34% of total net assets)	358,745,480

	Net assets applicable to outstanding shares	$10,751,933,865

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2013.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

5	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 99.50% of Total Net Assets
$5,000,000	United States Treasury notes .250%, 11-30-13	$5,000,801
5,000,000	United States Treasury notes .250%, 03-31-14	5,003,250
5,000,000	United States Treasury bills .013%, 11-07-13 (a)	4,999,987
5,000,000	United States Treasury bills .009%, 11-14-13 (a)	4,999,982
5,500,000	United States Treasury bills .045%, 02-27-14 (a)	5,499,188

	Total Portfolio — 99.50% of total net assets (identified cost $25,502,382) (b)	$25,503,208
	Other assets, less liabilities (.50% of total net assets)	128,997

	Net assets applicable to outstanding shares	$25,632,205

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	6

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 90.32% of Total Net Assets

	CHEMICALS — 3.55% of Total Net Assets
$500,000	5.750% Chemtura Corporation, 07-15-21	$508,750

		$508,750

	COMMUNICATIONS — 4.30% of Total Net Assets
600,000	5.000% Time Warner Cable, Inc., 02-01-20	$615,520

		$615,520

	COMPUTER HARDWARE & PERIPHERALS — 4.89% of Total Net Assets
700,000	4.375% Hewlett-Packard Company, 09-15-21	$699,355

		$699,355

	COMPUTER SOFTWARE & SERVICES — 4.34% of Total Net Assets
600,000	4.200% Symantec Corporation, 09-15-20	$621,017

		$621,017

	ELECTRIAL EQUIPMENT & ELECTRONICS — 3.73% of Total Net Assets
500,000	7.000% Sanmina Corporation, 05-15-19 (a)	$533,750

		$533,750

	ENERGY SERVICES & PROCESSING — 12.22% of Total Net Assets
600,000	6.500% Dresser-Rand Group, Inc., 05-01-21	$639,000
575,000	6.375% GulfMark Offshore, Inc., 03-15-22	580,750
500,000	8.875% Star Gas Partners, L.P., 12-01-17	529,375

		$1,749,125

	FINANCIAL SERVICES — 8.79% of Total Net Assets
600,000	3.875% Jefferies Group, LLC, 11-01-29 (b)	$633,378
600,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (c)	624,167

		$1,257,545

	INSURANCE — 4.72% of Total Net Assets
600,000	6.000% Pacific Lifecorp, 02-10-20 (a)	$675,840

		$675,840

	MANUFACTURING — 4.92% of Total Net Assets
650,000	5.500% Hillenbrand, Inc., 07-15-20	$704,413

		$704,413

	MATERIALS — 4.00% of Total Net Assets
500,000	7.000% Vulcan Materials Company, 06-15-18	$572,500

		$572,500

	NATURAL RESOURCES — 8.34% of Total Net Assets
600,000	3.700% Murphy Oil Corporation, 12-01-22	$571,082
600,000	6.250% Peabody Energy Corporation, 11-15-21	623,250

		$1,194,332

7	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Principal Amount		Market Value

	REAL ESTATE — 9.69% of Total Net Assets
$600,000	7.500% DDR Corporation, 07-15-18	$720,069
650,000	7.750% Winthrop Realty Trust, 08-15-22	666,900

		$1,386,969

	RESTAURANTS — 4.31% of Total Net Assets
700,000	3.350% Darden Restaurants, Inc., 11-01-22	$617,268

		$617,268

	RETAIL — 4.21% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$603,334

		$603,334

	TRANSPORTATION — 4.41% of Total Net Assets
500,000	8.000% FedEx Corporation, 01-15-19	$631,271

		$631,271

	UTILITIES — 3.90% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$558,857

		$558,857

	Total Corporate Bonds (identified cost $12,816,135)	$12,929,846

Number of Shares

	PREFERRED STOCKS — 4.18% of Total Net Assets
25,000	7.125% Urstadt Biddle Properties, Inc., Series F, Perpetual	$598,000

	Total Preferred Stocks (identified cost $615,300)	$598,000

	Total Portfolio — 94.50% of total net assets (identified cost $13,431,435) (d)	$13,527,846
	Other assets, less liabilities (5.50% of total net assets)	786,976

	Net assets applicable to outstanding shares	$14,314,822

	Notes:

(a)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2013, these securities amounted to $1,209,590, or 8.45% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2013.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	8

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCKS — 101.42% of Total Net Assets

	AEROSPACE — 2.13% of Total Net Assets
7,000	Lockheed Martin Corporation	$933,380

		$933,380

	CHEMICALS — 7.34% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$1,090,100
40,000	Chemtura Corporation (a)	980,000
25,000	Mosaic Company	1,146,250

		$3,216,350

	COMMUNICATIONS EQUIPMENT — 4.50% of Total Net Assets
50,000	Juniper Networks, Inc. (a)	$932,000
15,000	Qualcomm, Inc.	1,042,050

		$1,974,050

	COMPUTER SOFTWARE & SERVICES — 4.87% of Total Net Assets
25,000	Autodesk, Inc. (a)	$997,750
50,000	Symantec Corporation	1,137,000

		$2,134,750

	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.99% of Total Net Assets
60,000	Sanmina Corporation (a)	$873,600

		$873,600

	ENERGY SERVICES & PROCESSING — 7.45% of Total Net Assets
20,000	Baker Hughes, Inc.	$1,161,800
30,000	HollyFrontier Corporation	1,381,800
100,000	Parker Drilling Company (a)	720,000

		$3,263,600

	ENGINEERING & CONSTRUCTION — 4.83% of Total Net Assets
15,000	Fluor Corporation	$1,113,300
25,000	Ryland Group, Inc.	1,005,000

		$2,118,300

	ENTERTAINMENT & LEISURE — 12.33% of Total Net Assets
15,000	Disney (Walt) Company	$1,028,850
44,000	Facebook, Inc. Class A (a)	2,211,440
10,000	Viacom, Inc. Class A	835,500
8,000	Wynn Resorts, Ltd.	1,330,000

		$5,405,790

	FINANCIAL SERVICES — 10.65% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$636,000
100,000	Janus Capital Group, Inc.	987,000
30,000	Morgan Stanley	861,900
50,000	Schwab (Charles) Corporation	1,132,500
15,000	State Street Corporation	1,051,050

		$4,668,450

9	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2013 (Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 13.58% of Total Net Assets
15,000	Agilent Technologies, Inc.	$761,400
15,000	Harley-Davidson, Inc.	960,600
15,000	Illinois Tool Works, Inc.	1,181,850
15,000	IPG Photonics Corporation (a)	994,050
20,000	Mattel, Inc.	887,400
10,000	Parker-Hannifin Corporation	1,167,200

		$5,952,500

	MATERIALS — 2.36% of Total Net Assets
20,000	Nucor Corporation	$1,035,400

		$1,035,400

	NATURAL RESOURCES — 8.54% of Total Net Assets
30,000	Freeport-McMoRan Copper & Gold, Inc.	$1,102,800
40,000	EPL Oil & Gas, Inc.	1,275,200
70,000	Peabody Energy Corporation	1,363,600

		$3,741,600

	PHARMACEUTICALS — 10.27% of Total Net Assets
10,000	Amgen, Inc.	$1,160,000
12,000	Celgene Corporation (a)	1,781,880
22,000	Gilead Sciences, Inc. (a)	1,561,780

		$4,503,660

	RETAIL — 4.82% of Total Net Assets
9,000	Costco Wholesale Corporation	$1,062,000
20,000	Williams-Sonoma, Inc.	1,048,800

		$2,110,800

	TRANSPORTATION — 5.76% of Total Net Assets
10,000	FedEx Corporation	$1,310,000
10,000	Kansas City Southern	1,215,200

		$2,525,200

	Total Portfolio — 101.42% of total net assets (identified cost $25,929,645) (b)	$44,457,430
	Liabilities, less other assets (1.42% of total net assets)	(620,626)

	Net assets applicable to outstanding shares	$43,836,804

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	10

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2013 (Unaudited)

NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of October 31, 2013 for federal income tax purposes:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,044,095,642	$826	$268,531	$19,394,572
Investments other than securities	266,432,998	—	—	—

	1,310,528,640	826	268,531	19,394,572
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(217,811,602)	—	(172,120)	(866,787)
Investments other than securities	—	—	—	—

	(217,811,602)	—	(172,120)	(866,787)

Net unrealized appreciation of investments	$1,092,717,038	$826	$96,411	$18,527,785

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service which reflects latest prices. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Directors.

11	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2013 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	12

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Unaudited)

There were no transfers into or out of Levels 1 and 2 during the three months ended October 31, 2013 and the Fund held no Level 3 assets during the three months then ended.

As of October 31, 2013 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO
Gold assets	$2,245,468,071	$—	$—	$2,245,468,071
Silver assets	556,227,889	—	—	556,227,889
Swiss franc assets	284,943,348	737,319,861	—	1,022,263,209
Stocks of United States and foreign real estate and natural resource companies	1,760,274,000	—	—	1,760,274,000
Aggressive growth stocks †	1,775,442,500	—	—	1,775,442,500
Dollar assets:
Corporate bonds †	—	1,052,996,384	—	1,052,996,384
United States Treasury securities	1,980,516,332	—	—	1,980,516,332

Total Portfolio	$8,602,872,140	$1,790,316,245	$—	$10,393,188,385

	82.77%	17.23%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$25,503,208	$—	$—	$25,503,208

Total Portfolio	$25,503,208	$—	$—	$25,503,208

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$12,929,846	$—	$12,929,846
Preferred stocks	598,000	—	—	598,000

Total Portfolio	$598,000	$12,929,846	$—	$13,527,846

	4.42%	95.58%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$44,457,430	$—	$—	$44,457,430

Total Portfolio	$44,457,430	$—	$—	$44,457,430

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

13

This page intentionally left blank.

14

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2013

12/13